UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04612

Name of Fund: BlackRock EuroFund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock EuroFund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2019

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock EuroFund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.5%

Belgium — 3.0%
KBC Group NV	76,549	$5,692,064

Denmark — 6.6%
Danske Bank A/S	160,118	4,197,097
Genmab A/S(a)	13,703	2,152,357
Novo Nordisk A/S, Class B	132,959	6,257,723

		12,607,177
Finland — 3.7%
Kone OYJ, Class B	43,304	2,311,514
Konecranes OYJ	46,644	1,782,728
Wartsila OYJ	153,472	2,986,523

		7,080,765
France — 21.1%
Amundi SA(b)	12,536	938,795
Arkema SA	22,726	2,816,414
AXA SA	72,650	1,946,707
Bureau Veritas SA	111,726	2,885,017
Eiffage SA	27,492	3,071,126
Renault SA	28,808	2,491,949
Safran SA	39,369	5,512,606
Sanofi	68,794	6,146,550
STMicroelectronics NV	114,803	2,101,194
Thales SA	30,183	4,288,425
TOTAL SA	83,090	5,402,574
UbiSoft Entertainment SA(a)	27,376	2,956,080

		40,557,437
Germany — 11.4%
Allianz SE, Registered Shares	26,611	5,922,725
Deutsche Wohnen SE, Bearer Shares	77,840	3,738,787
Fresenius Medical Care AG & Co. KGaA	35,787	3,676,886
Fresenius SE & Co. KGaA	24,510	1,797,325
Puma SE	2,839	1,400,756
SAP SE	43,664	5,369,080

		21,905,559
Ireland — 1.3%
Kingspan Group PLC	52,513	2,448,565

Italy — 0.9%
Tenaris SA	106,579	1,784,925

Netherlands — 3.1%
ASML Holding NV	14,671	2,754,547
Royal Dutch Shell PLC, Class A	91,891	3,150,800

		5,905,347
Portugal — 2.7%
Galp Energia SGPS SA	263,265	5,219,973

Spain — 4.3%
Banco Bilbao Vizcaya Argentaria SA	680,182	4,312,520

Security	Shares	Value
Spain (continued)
Industria de Diseno Textil SA	129,992	$3,927,261

		8,239,781
Sweden — 5.5%
Assa Abloy AB, Class B	184,248	3,693,045
Hexagon AB, Class B	65,689	3,845,874
Volvo AB, Class B	167,665	2,957,097

		10,496,016
Switzerland — 4.9%
Lonza Group AG, Registered Shares(a)	14,571	4,984,700
Sika AG	30,861	4,490,877

		9,475,577
United Kingdom — 31.0%
Associated British Foods PLC	108,781	3,246,615
British American Tobacco PLC	119,381	5,565,601
Bunzl PLC	106,038	3,333,639
CRH PLC	84,619	2,769,230
Croda International PLC	43,959	2,979,703
Diageo PLC	164,402	5,824,447
DS Smith PLC	449,054	2,797,107
Experian PLC	184,092	4,723,811
London Stock Exchange Group PLC	85,936	5,135,254
Prudential PLC	237,892	5,454,400
Rentokil Initial PLC	441,888	1,830,621
Rio Tinto PLC	82,446	4,158,705
Rotork PLC	488,833	2,104,061
Weir Group PLC	151,848	3,483,672
Worldpay, Inc., Class A(a)(c)	59,633	6,014,412

		59,421,278

Total Long-Term Investments — 99.5% (Cost — $184,626,052)		190,834,464

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock EuroFund (Percentages shown are based on Net Assets)

Security	Share		Value
Short-Term Securities — 0.7%
Money Market Fund — 0.1%
SL Liquidity Series, LLC, Money Market Series, 2.26%(d)(e)(f)		107,988	$107,999

Total Money Market Fund — 0.1% (Cost — $108,000)			107,999
	Par (000)
Time Deposits — 0.6%
Europe — 0.6%
Brown Brother Harriman & Co., (0.57%), 10/01/18	EUR	905	1,050,489

Security	Par (000)		Value
United Kingdom — 0.0%
Citibank, New York, 0.37%, 10/01/18	GBP	31	$40,002

Total Time Deposits — 0.6% (Cost — $1,090,491)			1,090,491

Total Short-Term Securities — 0.7% (Cost — $1,198,491)			1,198,490

Total Investments — 100.2% (Cost — $185,824,543)			192,032,954
Liabilities in Excess of Other Assets — (0.2)%			(318,367)

Net Assets — 100.0%			$191,714,587

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of the security, is on loan.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)	Annualized 7-day yield as of period end.
(f)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	836,840	(836,840)	—	$—	$3,298		$—	$—
SL Liquidity Series, LLC, Money Market Series	87,751	20,237	107,988	107,999	1,492	(b)	—	(1)

				$107,999	$4,790		$—	$(1)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Currency Abbreviations

EUR — Euro

GBP — British Pound

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock EuroFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets: ‘
Investments:
Common Stocks:
Belgium	$—	$5,692,064	$—	$5,692,064
Denmark	—	12,607,177	—	12,607,177
Finland	—	7,080,765	—	7,080,765
France	—	38,456,243	—	38,456,243
Germany	242,734	21,662,825	—	21,905,559
Ireland	2,448,565	—	—	2,448,565
Luxembourg	—	1,784,925	—	1,784,925
Netherlands	—	5,905,347	—	5,905,347
Portugal	—	5,219,973	—	5,219,973
Spain	—	8,239,781	—	8,239,781
Sweden	—	10,496,016	—	10,496,016
Switzerland	—	11,576,771	—	11,576,771
United Kingdom	6,014,412	53,406,866	—	59,421,278
Short-Term Securities:
Time Deposits	—	1,090,491	—	1,090,491

	$8,705,711	$183,219,244	$—	$191,924,955

Investments Valued at NAV(a)				107,999

				$192,032,954

(a)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

3

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: November 19, 2018